Going Concern	12 Months Ended
Dec. 31, 2021
Organization and Nature of Business [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the Company’s consolidated financial statements for the year ended December 31, 2021, the Company’s revenue decreased by approximately $4.7 million, or 57%, from approximately $8.3 million in the year ended December 31, 2020 to approximately $3.6 million in the year ended December 31, 2021, its gross profit from continued operation decreased by approximately $1.6 million, or 81%, from approximately $2.0 million in the year ended December 31, 2020 to approximately $0.4 million for the year ended December 31, 2021, and its gross margin for the year ended December 31, 2021 decreased to 11% from 24.0% for the last year. These decreases were mainly attributable to increasing raw material costs for manufacturing and decreasing sales of the Company’s construction materials, due to the Company’s failure to obtain bids for new municipal construction projects. In addition, for the year ended December 31, 2021 and 2020, the Company incurred significant impairment losses on bad debt expenses on uncollectible accounts receivable and advance payments due to changes in market conditions of its customers and suppliers. As a result, for the year ended December 31, 2021 and 2020, the Company reported a net loss of approximately $22.1 million and $12.9 million, respectively. As of December 31, 2021, the Company had a working capital deficit of approximately $3.7 million.

In addition, the Company had large bank borrowings as of December 31, 2021 and some of the bank loans will mature and need to be repaid within the next 12 months. If the Company cannot renew existing loans or borrow additional loans from banks, the Company’s working capital may be further negatively impacted. Furthermore, in January 2020, the Company discontinued its machinery and equipment manufacturing business under Gu’an REIT (see Note 4), which may negatively impact the Company’s ability to fulfill customer orders if outsourcing of such manufacturing activities to third-party suppliers cannot meet the expectation or higher purchase costs may shrink the Company’s profitability in this business sector. The outbreak and spread of the COVID-19 throughout China and worldwide has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies. Based on the assessment of the current economic environment, customer demand, and sales trend, and the negative impact from COVID-19 outbreak and spread, there is an uncertainty that the Company’s revenue and operating cash flows may be significantly lower than expected for the next 12 months.

As of December 31, 2021, the Company had cash of approximately $0.5 million. In addition, the Company had outstanding accounts receivable of approximately $0.5 million (including accounts receivable from third-party customers of $0.4 million and accounts receivable from related party customers of approximately $0.1 million), of which approximately $0.4 million, or 30%, had been subsequently collected between January and April 2022, and became available for use as working capital. As of December 31, 2021, the Company had outstanding bank loans of approximately $2.4 million from a PRC bank.

On March 10, 2022, the Company entered into a securities purchase agreement with an accredited investor for the issuance of a Convertible Promissory Note (the “Note”) in the aggregate principal amount of $3,105,000 with a maturity date of twelve months after the payment of the purchase price for the Note, which will be converted into Company’s common shares. The Note carries an original issue discount of $90,000. In addition, the Company paid $15,000 to the investor to cover legal fees, accounting fees, due diligence etc.

Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. Currently, the Company is working to improve its liquidity and capital source mainly through cash flow from its operations, renewal of bank borrowings, and borrowing from related parties. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on above reasons, there is a substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the issuance of the consolidated financial statements.